Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Schedule of Trading Assets and Liabilities
Trading assets	SFr 205,688	SFr 235,564	SFr 241,131	SFr 235,427
Trading liabilities	59,390	69,757	72,655	75,129
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	83,371	91,263	94,391	105,038
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	80,326	93,383	94,294	88,159
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	29,995	36,833	38,012	30,957
Trading liabilities	26,544	36,624	36,871	34,512
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	11,996	14,085	14,434	11,273
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	32,846	SFr 33,133	35,784	SFr 40,617
Bank
Schedule of Trading Assets and Liabilities
Trading assets	205,898		241,313
Trading liabilities	SFr 59,457		SFr 72,667